UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

MOST MORTGAGE DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period_________________ to ________________________

Date of Report (Date of earliest event reported) ________________________

Commission File Number of securitizer: ________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: 0002100501

MOO Securitization Trust 2026-PRM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________________

Central Index Key Number of underwriter (if applicable): ________________________

Mark Carroll, (847) 262-9535

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	inTENT Fulfillment, Inc. ("inTENT") Due Diligence Narrative
99.2	inTENT Rating Agency Grades Report
99.3	inTENT Loan Level Exceptions Report
99.4	inTENT Exception Level Report
99.5	inTENT Valuation Summary Report
99.6	inTENT Data Summary Secure Equity Report
99.7	inTENT Data Summary FHA Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MOST MORTGAGE DEPOSITOR, LLC
(Depositor)

Date: July 15, 2026	/s/ Megan Holt
Name: Megan Holt
Title: Chief Financial Officer